Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Dislclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2018	2017

Long-term gold price (per ounce)	US$1,300	US$1,300
Long-term silver price (per ounce)	US$18	US$18
Post-tax real discount rate	5.1%	4.2%